Cash Dividends Declared Per Ordinary Share (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended								12 Months Ended
	Nov. 02, 2015	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Dividends [Line Items]
Dividend Per Share	$ 0.15	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.2625	$ 0.15	$ 0.15
Amount		$ 5,232	$ 5,230	$ 5,166	$ 5,156	$ 5,084	$ 5,081	$ 5,060	$ 5,056	$ 20,784	$ 20,281